UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2016 (Unaudited)

Deutsche Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 91.2%
Massachusetts 88.3%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,738,800
Series A, 4.0%, 4/1/2028	3,435,000	3,719,178
Series A, 4.0%, 3/1/2029	2,500,000	2,708,675
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,041,014
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,455,395
Series A, 5.0%, 11/1/2030	500,000	573,025
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	140,000	140,025
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,613,065
Series A, Prerefunded, 5.25%, 7/1/2034	490,000	519,694
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series B, 5.0%, 7/1/2035	3,970,000	4,325,275
Series A, 5.25%, 7/1/2021	2,000,000	2,300,900
Series C, ETM, 5.5%, 7/1/2017	165,000	168,807
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,129,330
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,717,617
Series 19, 4.0%, 2/1/2038	1,655,000	1,728,068
Series 18, 5.0%, 2/1/2040	3,000,000	3,413,220
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,516,175
Massachusetts, State College Building Authority Project Revenue, Series A, Prerefunded, 5.5%, 5/1/2039	5,730,000	6,273,605
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,223,940
Massachusetts, State Consolidated Loan, Series A, 0.69% **, 3/1/2026, SPA: Wells Fargo Bank NA	2,450,000	2,450,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	15,578,496
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,886,055
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,706,125
Massachusetts, State Development Finance Agency Revenue, Bentley University:
5.0%, 7/1/2028	2,250,000	2,422,643
5.0%, 7/1/2040	1,750,000	1,960,648
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2039	2,000,000	2,272,520
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,087,580
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,529,400
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,082,070
Series R-1, 5.0%, 7/1/2031	3,000,000	3,287,010
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	362,469
Series BB2, 4.0%, 10/1/2037	2,000,000	2,035,520
Series X, 5.0%, 10/1/2048	1,500,000	1,664,100
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,270,920
Series I, 5.0%, 7/1/2036	1,000,000	1,114,380
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	542,685
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross:
Series B, 5.0%, 9/1/2026	1,020,000	1,080,302
Series A, 5.0%, 9/1/2041	2,000,000	2,295,480
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,310,770
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036	5,000,000	5,276,050
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,196,675
Massachusetts, State Development Finance Agency Revenue, Lesley University, 5.0%, 7/1/2039	2,135,000	2,373,757
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	1,671
Series A-2, 5.5%, 11/15/2046	65,870	60,168
Series A-1, 6.25%, 11/15/2026	1,235,770	1,266,170
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	550,520
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,805,475
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	555,395
Series L, 5.0%, 7/1/2041	2,000,000	2,213,480
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,099,140
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,006,280
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,553,825
Massachusetts, State Development Finance Agency Revenue, UMass Boston Student Housing Project, 5.0%, 10/1/2041	2,250,000	2,341,080
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	2,500,000	2,698,075
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	3,937,640
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,816,708
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2034	485,000	552,328
5.0%, 9/1/2040	3,500,000	3,789,065
5.0%, 9/1/2045	2,000,000	2,163,720
Massachusetts, State General Obligation:
Series A, 1.054% ***, 11/1/2018	5,000,000	4,994,800
Series G, 4.0%, 9/1/2034	3,000,000	3,144,630
Series G, 4.0%, 9/1/2037	5,000,000	5,190,900
Series A, 5.0%, 7/1/2036	7,000,000	8,055,180
Series A, 5.0%, 3/1/2041	5,000,000	5,626,850
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	235,000	241,636
Series A, 5.0%, 10/1/2037	690,000	706,781
Series A, Prerefunded, 5.0%, 10/1/2037	4,170,000	4,296,768
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, Prerefunded, 5.125%, 7/1/2033	3,245,000	3,437,136
Series B-2, Prerefunded, 5.375%, 2/1/2026, INS: NATL	695,000	740,995
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,495,000	1,640,523
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,949,790
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,268,160
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,278,845
5.375%, 7/1/2025	1,285,000	1,401,896
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, Prerefunded, 5.0%, 5/1/2029	1,500,000	1,625,115
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, Prerefunded, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,735,250
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,306,330
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	10,718,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	10,723,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,108,795
Series M, 5.5%, 2/15/2028	3,000,000	3,744,390
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,631,595
Series B, 5.0%, 7/1/2034	1,350,000	1,468,436
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,400,662
Series A, 5.0%, 7/1/2040	3,500,000	3,965,745
Series B, 5.0%, 7/1/2040	8,500,000	9,224,880
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,000,320
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,011,800
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	8,358,480
Series B, 5.0%, 1/15/2031	4,480,000	5,202,758
Series A, Prerefunded, 5.0%, 8/15/2037, INS: AMBAC	20,000	20,511
Series C, 5.0%, 8/15/2037	3,000,000	3,438,180
Series B, 5.25%, 10/15/2035	10,000,000	11,330,400
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program:
Series A, 5.0%, 6/1/2038	1,250,000	1,391,738
Series A, 5.0%, 6/1/2044	2,500,000	2,819,675
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2038	5,850,000	6,788,106
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,755,100
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,462,560
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	115,396
Series 11, 5.0%, 8/1/2020	100,000	100,328
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2036	2,500,000	2,827,050
Series A, Prerefunded, 5.0%, 8/1/2039	5,115,000	5,578,266
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	1,873,261
Series A, Prerefunded, 5.25%, 8/1/2026, INS: NATL	120,000	123,035
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,429,942
Massachusetts, State Water Resources Authority Revenue, Green bond, Series C, 4.0%, 8/1/2040	10,425,000	10,820,316
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	1,305,000	1,384,096
Newton, MA, General Obligation, 3.0%, 4/1/2033	3,490,000	3,406,310
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,600,850
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,848,045
5.0%, 5/1/2030	1,595,000	1,766,175
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,378,129
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,506,900
University of Massachusetts, Building Authority Project Revenue:
Series 2009-1, 5.0%, 5/1/2034	3,280,000	3,498,022
Series 2009-1, Prerefunded, 5.0%, 5/1/2034	720,000	780,055
Series 1, 5.0%, 11/1/2036	6,035,000	6,900,057
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,523,071
		380,169,423
Guam 2.2%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, Prerefunded, 5.625%, 12/1/2029	3,920,000	4,364,646
Series A, Prerefunded, 5.75%, 12/1/2034	3,725,000	4,160,751
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	367,622
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	460,156
		9,353,175
Puerto Rico 0.5%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.0%, 8/1/2042	4,325,000	2,054,375
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	852,450
Total Municipal Bonds and Notes (Cost $380,530,111)		392,429,423
Underlying Municipal Bonds of Inverse Floaters (a) 17.9%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (b)	10,000,000	12,507,100
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.01%, 1/1/2024, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, Prerefunded, 5.0%, 8/1/2026, INS: AGMC (b)	20,000,000	20,482,600
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 16.07%, 2/1/2017, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (b)	12,615,000	15,874,971
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 12.388%, 8/1/2026, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (b)	15,000,000	16,703,700
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 8.61%, 8/1/2035, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (b)	10,000,000	11,659,000
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 17.8%, 8/1/2018, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $69,446,742)		77,227,371
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $449,976,853) †	109.1	469,656,794
Floating Rate Notes (a)	(10.0)	(43,195,000)
Other Assets and Liabilities, Net	0.9	3,981,347
Net Assets	100.0	430,443,141

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2016.
*** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.
† The cost for federal income tax purposes was $404,676,510. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $21,785,284. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,654,780 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,869,496.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$469,656,794	$—	$469,656,794
Total	$—	$469,656,794	$—	$469,656,794

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Massachusetts Tax-Free Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017